Stock-Based Compensation Plans (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 plan shares	Dec. 31, 2018 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity compensation plans | plan	3
Number of equity compensation plans available for future grants | plan	2
Unrecognized compensation cost related to share-based payments | $		$ 2.1
Unrecognized compensation cost related to share-based payments, period for recognition		2 years 6 months
NonPrincipal Owner
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, exercise price as percent of weighted-average grant date fair value	100.00%
Long-Term Incentive Compensation Plan 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance under equity compensation plans | shares	2,400,000
Directors’ Incentive Plan 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance under equity compensation plans | shares	250,000
Stock Options | Principal Owner
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, expiration period	5 years
Stock Options | NonPrincipal Owner | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, expiration period	10 years
Restricted Stock | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Restricted Stock | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year